UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21462

Tortoise Energy Infrastructure Corporation
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

David J. Schulte
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2011

Item 1. Schedule of Investments.

Tortoise Energy Infrastructure Corporation
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2011
Master Limited Partnerships and Related Companies - 164.9% (1)	Shares	Fair Value
Crude/Refined Products Pipelines - 66.1% (1)
United States - 66.1% (1)
Blueknight Energy Partners, L.P. (2)	342,162	$2,788,620
Buckeye Partners, L.P.	1,134,390	73,531,160
Enbridge Energy Partners, L.P.	1,755,900	117,715,536
Holly Energy Partners, L.P.	616,000	36,744,400
Kinder Morgan Management, LLC (3)	1,750,460	114,847,691
Magellan Midstream Partners, L.P.	1,493,800	90,285,272
NuStar Energy L.P.	926,400	64,986,960
Plains All American Pipeline, L.P.	993,100	65,018,257
Sunoco Logistics Partners L.P.	807,900	71,491,071
		637,408,967

Natural Gas/Natural Gas Liquids Pipelines - 65.5% (1)
United States - 65.5% (1)
Boardwalk Pipeline Partners, LP	1,761,700	58,506,057
Duncan Energy Partners L.P.	424,700	17,298,031
El Paso Pipeline Partners, L.P.	1,254,300	47,287,110
Energy Transfer Equity, L.P.	522,610	21,003,696
Energy Transfer Partners, L.P.	2,272,000	124,573,760
Enterprise Products Partners L.P.	2,895,600	126,248,160
Niska Gas Storage Partners LLC	501,300	10,151,325
ONEOK Partners, L.P.	766,700	63,751,105
PAA Natural Gas Storage, L.P.	285,167	6,949,520
PAA Natural Gas Storage, L.P. (4)	700,771	15,332,870
Spectra Energy Partners, LP	493,020	16,205,567
TC PipeLines, LP	1,376,389	74,682,867
Williams Partners L.P.	960,200	49,795,972
		631,786,040

Natural Gas Gathering/Processing - 23.9% (1)
United States - 23.9% (1)
Chesapeake Midstream Partners, L.P.	358,116	9,325,341
Copano Energy, L.L.C.	999,440	36,189,722
DCP Midstream Partners, LP	1,106,100	46,743,786
MarkWest Energy Partners, L.P.	1,066,900	47,903,810
Regency Energy Partners LP	726,700	20,180,459
Targa Resources Partners LP	1,822,225	62,411,206
Western Gas Partners LP	205,075	7,431,918
		230,186,242

Propane Distribution - 8.8% (1)
United States - 8.8% (1)
Inergy, L.P.	2,043,700	84,772,676

Shipping - 0.6% (1)
Republic of the Marshall Islands - 0.6% (1)
Teekay LNG Partners L.P.	156,200	5,948,096

Total Master Limited Partnerships and Related Companies (Cost $777,193,659)		1,590,102,021

Short-Term Investment - 0.0% (1)
United States Investment Company - 0.0% (1)
Fidelity Institutional Government Portfolio - Class I, 0.01% (5) (Cost $98,684)	98,684	98,684

Total Investments - 164.9% (1) (Cost $777,292,343)		1,590,200,705

Other Assets and Liabilities - (39.7%) (1)		(382,604,494)

Long-Term Debt Obligations - (17.6%) (1)		(169,975,000)

Mandatory Redeemable Preferred Stock at Liquidation Value - (7.6%) (1)		(73,000,000)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$964,621,211

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Non-income producing.
(3) Security distributions are paid-in-kind.
(4)	Restricted securities have been fair valued in accordance with procedures approved by the Board of Directors and have a total fair value of $15,332,870, which represents 1.6% of net assets.
(5) Rate indicated is the current yield as of February 28, 2011.

Various inputs are used in determining the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets by level within the fair value hierarchy as of February 28, 2011.  These assets are measured on a recurring basis.

	Fair Value at
Description	February 28, 2011	Level 1	Level 2	Level 3
Equity Securities:
Master Limited Partnerships and Related Companies(a)	$1,590,102,021	$1,574,769,151	$15,332,870	$-
Total Equity Securities	1,590,102,021	1,574,769,151	15,332,870	-
Other:
Short-Term Investment(b)	98,684	98,684	-	-
Total Other	98,684	98,684	-	-
Total	$1,590,200,705	$1,574,867,835	$15,332,870	$-

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Company at February 28, 2011.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  This pricing methodology applies to the Company’s Level 1 investments.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security's fair value.  If such a security is convertible into publicly-traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions and categorized as Level 2 in the fair value hierarchy.  If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

The Company utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels during the period from December 1, 2010 through February 28, 2011.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the number of units held, acquisition date, acquisition cost, fair value, fair value per share and percent of net assets which the security comprises at February 28, 2011.

Investment Security		Number of Shares	Acquisition Date	Acquisition Cost	Fair Value	Fair Value Per Share	Fair Value as Percent of Net Assets
PAA Natural Gas Storage, L.P.	Unregistered Common Units	700,771	2/8/11	$ 15,000,000	$ 15,332,870	$ 21.88	1.6%

The carrying value per unit of unrestricted common units of PAA Natural Gas Storage, L.P. was $24.38 on December 23, 2010, the date the purchase agreement and the date an enforceable right to acquire the restricted PAA Natural Gas Storage, L.P. units was obtained by the Company.

As of February 28, 2011, the aggregate cost of securities for federal income tax purposes was $630,653,098.  The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $963,388,848, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $3,841,241 and the net unrealized appreciation was $959,547,607.

Item 2. Controls and Procedures.

(a)
The registrant’s President and Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Energy Infrastructure Corporation

Date: April 20, 2011	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Energy Infrastructure Corporation

Date: April 20, 2011	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Tortoise Energy Infrastructure Corporation

Date: April 20, 2011	By:	/s/ Terry Matlack
Terry Matlack
Chief Financial Officer